Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories
14.	Inventories

	2024	2023
	A$’000	A$’000
Raw materials and stores	14,396	7,700
Work in progress	13,882	5,961
Finished goods	14,030	3,649
Provision for obsolescence	(4,164)	-
Total inventories	38,144	17,310

The amount of inventory recognized as an expense during the year was $35,690,000 (2023: $22,620,000, 2022: $9,100,000).

Inventory manufactured as part of the TLX250-CDx (Zicarix)[1] commercial manufacturing process qualification and validation has been capitalized as work in progress, with a corresponding provision for obsolescence recognized. This is on the basis that, prior to regulatory approval, the Group has not demonstrated that the batches produced can be sold commercially.